UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23109

NorthStar Real Estate Capital Income Fund

(Exact name of registrant as specified in charter)

399 Park Avenue New York, New York (Address of principal executive offices)	10022 (Zip code)

Daniel R. Gilbert

NorthStar Real Estate Capital Income Fund

399 Park Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

The semi-annual report (the “Semi-Annual Report”) of NorthStar Real Estate Capital Income Fund (the “Trust”) for the period from May 6, 2016 (commencement of operations) through June 30, 2016 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

2016 Semi-Annual Report NorthStar Real Estate Capital Income Fund For the period from May 6, 2016 (commencement of operations) through June 30, 2016

Table of Contents

NorthStar Real Estate Capital Income Fund

Semi-Annual Report for the period from May 6, 2016 (commencement of operations) through June 30, 2016:

NorthStar Real Estate Capital Income Fund

Unaudited Statement of Assets and Liabilities

June 30, 2016
Assets
Cash	$100,003
Total assets	100,003

Liabilities
Administrative services expense payable	868
Professional fees payable	1,241
Accrued expense and other liabilities	1,819
Total liabilities	3,928
Net assets	$96,075

Commitments and contingencies (Note 7)

Composition of net assets
Common shares, $0.001 par value per share, 300,000,000 shares authorized, 11,001 shares issued and outstanding	$11
Paid-in-capital in excess of par value	99,989
Accumulated net investment income (loss)	(3,925)
Net assets	$96,075

Net asset value per common share, at period end	$8.73

See notes to financial statements

1

NorthStar Real Estate Capital Income Fund

Unaudited Statement of Operations

For the period from
May 6, 2016* through
June 30, 2016
Investment Income
Interest income	$3
Total investment income	3

Expenses
Administrative services expense	868
Professional fees	1,241
Other expenses	1,819
Total expenses	3,928
Net investment income (loss)	(3,925)
Net increase (decrease) in net assets resulting from operations	$(3,925)

*	Commencement of operations

See notes to financial statements

2

NorthStar Real Estate Capital Income Fund

Unaudited Statement of Changes in Net Assets

For the period from
May 6, 2016* through
June 30, 2016
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(3,925)
Net increase (decrease) in net assets resulting from operations	(3,925)

Capital Transactions
Issuance of common shares (11,001 shares) (Note 4)	100,000
Net increase in net assets resulting from capital transactions	100,000
Total increase in net assets	96,075
Net assets at beginning of period	-
Net assets at end of period	$96,075
Accumulated net investment income (loss)	$(3,925)

*	Commencement of operations

See notes to financial statements

3

NorthStar Real Estate Capital Income Fund

Unaudited Statement of Cash Flows

For the period from
May 6, 2016* through
June 30, 2016
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(3,925)

Increase (decrease) in operating assets and liabilities:
Increase (decrease) in administrative services expense payable	868
Increase (decrease) in professional fees payable	1,241
Increase (decrease) in accrued expense and other liabilities	1,819
Net cash provided by (used in) operating activities	3

Cash flows from financing activities
Issuance of common shares (Note 4)	100,000
Net cash provided by (used in) financing activities	100,000
Net increase (decrease) in cash	100,003
Cash, beginning of period	-
Cash, end of period	$100,003

*	Commencement of operations

See notes to financial statements

4

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

1.	Business and Organization

NorthStar Real Estate Capital Income Fund (the “Trust”) was organized as a Delaware statutory trust on October 2, 2015. The Trust’s primary investment objectives are to generate attractive and consistent income through cash distributions and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation. The Trust intends to invest substantially all of its net assets in NorthStar Real Estate Capital Income Master Fund (the “Fund”). The Fund’s investment objective and strategies are substantially the same as the Trust’s. The Trust’s unaudited financial statements should be read in conjunction with the attached unaudited financial statements for the Fund.

The Trust commenced operations on May 6, 2016 when, together with NorthStar Real Estate Capital Income Fund-T, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and whose principal investment strategy is to invest substantially all of its assets in the Fund, the Trust‘s registration statement was declared effective by the Securities and Exchange Commission (the “SEC”).

The Trust and the Fund are externally managed by NSAM B-RECF Ltd, (the “Advisor”) and NSAM US-RECF LLC (the “Co-Advisor” and collectively, the “Advisors”) which are registered investment advisers under the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). The Advisor oversees the management of the Trust’s and Fund’s activities, respectively, including investment strategies, investment goals, asset allocation, leverage limitations, reporting requirements and other guidelines in addition to the general monitoring of the Trust’s and Fund’s portfolios. The Advisor also provides asset management and other administrative services. The Co-Advisor assists the Advisor with the day-today activities and the sourcing, management and monitoring of investments for the Trust’s and the Fund’s portfolios, subject to the oversight of the Advisor. The Co-Advisor will also furnish the Trust and the Fund with office facilities and equipment, and will assist the Advisor with the provisions of clerical and other administrative services, including marketing, investor relations and certain accounting services and maintenance of certain books and records on behalf of the Trust and the Fund. In addition, the Co-Advisor will perform the calculation and publication of the Trust and the Fund’s net asset value (“NAV”). The Advisor and Co-Advisor are affiliates of NorthStar Asset Management Group Inc. (“NorthStar”).

In June 2016, NorthStar announced that it entered into a definitive merger agreement with NorthStar Realty Finance Corp. (“NorthStar Realty”) and Colony Capital, Inc. (“Colony”), providing for the combination of NorthStar, NorthStar Realty and Colony into a wholly-owned subsidiary of NorthStar, as the surviving publicly-traded company for the combined organization that, upon and following the effective time of the mergers, will be named Colony NorthStar, Inc. (“Colony NorthStar”).  As a result of the mergers, Colony NorthStar will be an internally-managed equity real estate investment trust (“REIT”), with a diversified real estate and investment management platform.  In addition, following the mergers, the Advisor, Co-Advisor and NorthStar Securities, LLC, the Trust’s dealer manager (the “Dealer Manager”), will be subsidiaries of Colony NorthStar.  This transaction is expected to close in January 2017, subject to customary closing conditions, including regulatory approvals, and approval by the NorthStar, NorthStar Realty and Colony’s respective shareholders. There is no guarantee this transaction will close on the contemplated terms or within the anticipated timeframe, or at all.

The Trust is registered under the 1940 Act, as a non- diversified, closed-end management investment company that intends to elect to be treated for federal income tax purposes, and intends to qualify annually thereafter, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

5

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

2.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited financial statements of the Trust have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information. Accordingly, the accompanying unaudited financial statements do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement have been included. Operating results for the period from May 6, 2016 (commencement of operations) through June 30, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Investment in the Fund

The Trust’s investment in the Fund will be recorded at fair value and will be based upon the Trust’s percentage ownership of the common shares of the Fund. The performance of the Trust will be directly affected by the performance of the Fund. As of June 30, 2016, the Trust has not made any investment in the Fund.

Use of Estimates

The preparation of the Trust’s unaudited financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that could affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

Cash

Cash as of June 30, 2016 represents cash held at MUFG Union Bank, N.A. in a bank deposit account that, at times, may exceed federally insured limits.

Valuation of Portfolio Investments

The Trust intends to invest substantially all of its net assets in the Fund. As such, the Trust determines the net asset value (“NAV”) of its common shares of beneficial interest bi-monthly and at the end of each quarter during its offering period and quarterly thereafter, based on the value of its interest in the Fund (as provided by the Fund). The Trust calculates NAV per common share by subtracting total liabilities (including accrued expenses or distributions) from the total assets of the Trust (the value of its interest in the Fund, plus cash or other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Trust. See Note 2 to the financial statements of the Fund for information on the Fund’s policies regarding the valuation of its portfolio investments.

Revenue Recognition

Realized gains and losses from Fund transactions will be calculated on the specific identification basis. Fund transactions are recorded on the effective date of the subscription in or the redemption from the Fund. Distributions received from the Fund will be recorded on ex-dividend date.

Organization and Offering Costs

Organization costs include, among other things, the cost of formation, including the cost of legal services and

6

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

other fees pertaining to the Trust’s organization. These costs are expensed as incurred. Offering costs include, among other things, legal, accounting, printing and other costs pertaining to the preparation of the Trust’s Registration Statement on Form N-2 related to the public offering of its common shares.

The Advisor and its affiliates are entitled to receive reimbursement for costs each has paid on behalf of the Trust in connection with the offering. The Trust will be obligated to reimburse the Advisor and its affiliates, as applicable, for organization and offering costs (“O&O Costs”) to a limit of 1.0% of the aggregate proceeds from the offering, after the payment of selling commissions and dealer manager fees. The Trust estimates that it will incur approximately $30.0 million of O&O Costs if the maximum number of shares is sold. The Trust records O&O Costs each period based upon an allocation determined by the expectation of total O&O Costs to be reimbursed. In addition, the Trust indirectly bears its pro rata portion of O&O Costs incurred by the Fund based on its ownership of the Fund shares. The offering costs incurred directly by the Trust are accounted for as a deferred charge and are amortized over 12 months on a straight-line basis. As of June 30, 2016, the Advisor and its affiliates incurred approximately $1.3 million of O&O Costs on behalf of the Trust. For the period from May 6, 2016 (commencement of operations) through June 30, 2016, there were no proceeds raised from the offering and no O&O Costs were allocated to the Trust.

Income Taxes

The Trust intends to elect to be treated for federal income tax purposes as a RIC under Subchapter M of the Code. Because the Trust will invest substantially all of its assets in the Fund, the Trust will generally qualify as a RIC if the Fund qualifies as a RIC. To maintain qualification as a RIC, the Trust and the Fund must, among other things meet certain source-of-income and asset diversification requirements and distribute to their respective shareholders, for each taxable year, at least 90% of its “investment company taxable income” and its net tax-exempt interest income. In general, a RIC’s “investment company taxable income” for any taxable year is its taxable income, determined without regard to net capital gains and with certain other adjustments. As a RIC, the Trust will not have to pay corporate-level federal income taxes on any income that it distributes to its shareholders. The Trust and the Fund intend to distribute all or substantially all of their “investment company taxable income,” net tax-exempt interest income (if any) and net capital gains (if any) on an annual basis in order to maintain their RIC status each year and to avoid any federal income taxes on income. The Trust will also be subject to nondeductible federal excise taxes if it does not distribute at least 98% of net ordinary income and 98.2% of any capital gain net income (if any).

Uncertainty in Income Taxes

The Trust evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Trust recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the period from May 6, 2016 (commencement of operations) through June 30, 2016, the Trust did not incur any interest or penalties.

Class Accounting

Investment income, common expenses and realized/unrealized gain or loss on investments in the Fund will be allocated to various classes of the Trust on the basis of net assets of each class.

Distributions

Distributions to the Trust’s shareholders are recorded as of the record date. Subject to the discretion of the Trust’s board of trustees (the “Board”) and applicable legal restrictions, the Trust intends to authorize and declare

7

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

ordinary cash distributions on a bi-monthly basis and pay such distributions on a monthly basis. Such ordinary cash distributions are expected to be paid using ordinary cash distributions received from the Fund, net of any Trust operating expenses. From time to time, the Trust intends to authorize and declare special cash distributions of net long-term capital gains, if any, and any other income, gains and dividends and other distributions not previously distributed. Such special cash distributions are expected to be paid using special cash distributions received from the Fund. During the period from May 6, 2016 (commencement of operations) through June 30, 2016, distributions were neither declared nor paid.

Distribution Reinvestment Plan (“DRP”)

The Trust has adopted an “opt in” distribution reinvestment plan pursuant to which shareholders may elect to have the full amount of their cash distributions reinvested in additional shares. Participants in the DRP are free to elect to participate or terminate participation in the DRP within a reasonable time as specified in the DRP. If a shareholder does not elect to participate in the DRP, the shareholder will automatically receive any distributions the Trust declares in cash. The Trust expects to issue shares pursuant to the DRP at the bi-monthly closing conducted on the day of or immediately following each monthly distribution payment date at a price equal to the NAV per share that is used to determine the offering price of the shares on the date of such bi-monthly closing. Shares issued pursuant to the DRP will have the same voting rights as shares offered pursuant to the prospectus.

New Accounting Standards

Management does not believe any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.

3.	Share Transactions

In March 2016, an affiliate of NorthStar purchased shares of the Trust. Refer to Note 4 for further detail.

Status of Continuous Public Offering

Since commencing its continuous public offering on May 6, 2016 through June 30, 2016, the Trust has not sold any shares to the public.

Share Repurchase Program

To provide shareholders with limited liquidity, the Trust intends to conduct quarterly repurchases of shares. Each repurchase offer will generally be conducted in parallel with similar repurchase offers made by the Fund with respect to the Fund shares. The first offer to repurchase shares from shareholders is expected to occur in the first full calendar quarter after shares are first sold to the public. In months in which the Trust repurchases shares, the Trust will conduct repurchases on the same date that the Trust holds its first bi-monthly closing for the sale of shares in its offering. Any offer to repurchase shares will be conducted solely through written tender offer materials mailed to each shareholder (and not through this prospectus) in accordance with the requirements under Rule 13e-4 of the Securities Exchange Act of 1934 (the “Exchange Act”).

The Trust’s quarterly repurchases will be conducted on such terms as may be determined by the Board in its complete and absolute discretion unless, in the judgment of the independent trustees, such repurchases would not be in the best interests of shareholders or would violate applicable law. The Board also will consider the following factors, among others, in making its determination regarding whether to cause the Trust’s to offer to repurchase shares and under what terms:

•	the effect of such repurchases on the Trust’s and/or the Fund’s qualification as a RIC (including the consequences of any necessary asset sales);

8

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

•	the liquidity of the Trust’s assets (including fees and costs associated with disposing of assets);
•	the Fund’s investment plans;
•	the Trust’s and the Fund’s working capital requirements;
•	the Trust’s history in repurchasing shares or portions thereof;
•	the condition of the securities markets.

The Trust currently intends to limit the number of shares to be repurchased on each date of repurchase to the number of shares the Trust can repurchase with, in the Board’s sole discretion, (i) the aggregate proceeds it has received from the issuance of shares pursuant to its DRP for the previous calendar quarter, and/or (ii) the aggregate proceeds it has received from the sale of shares at the previous two bi-monthly closings that occurred, or were scheduled to occur (if no proceeds were actually received), immediately prior to the date upon which the notification to repurchase shares was provided to shareholders. The Board may, in its sole discretion, determine to limit the number of shares to be repurchased to an amount that is greater than or less than the amounts described above. The Trust will further limit the number of shares to be repurchased in any calendar quarter to 5.0% of the weighted average number of shares outstanding in the previous full calendar quarter prior to the date upon which the notification to repurchase shares was provided to shareholders. In addition, beginning with the Trust’s second calendar year of operations, the Trust will limit the number of shares to be repurchased in any calendar year to 20.0% of the weighted average number of shares outstanding in the prior calendar year. The Trust will offer to repurchase such shares at a price equal to the NAV per share in effect on each date of repurchase.

The Trust’s assets consist primarily of its interest in Fund shares. Therefore, in order to finance the repurchase of its common shares pursuant to the repurchase offers, the Trust may find it necessary to liquidate all or a portion of its interest in Fund shares. As a result, the Trust will not conduct a repurchase offer for common shares unless the Fund simultaneously conducts a repurchase offer for Fund shares. The members of the Trust’s Board also serve on the Fund’s Board, and the Fund’s Board expects that the Fund will conduct repurchase offers for Fund shares as necessary to permit the Trust to meet its intentions under its share repurchase program. However, there can be no assurance that the Fund’s Board will, in fact, decide to undertake any repurchase offers.

During the period from May 6, 2016 (commencement of operations) through June 30, 2016, there were no repurchases of the Trust’s shares.

4.	Related Party Transactions

Compensation of the Advisor and Co-Advisor

The Trust will not incur a separate management fee or incentive fee under the Trust’s Advisory Agreement for so long as the Trust has a policy to invest all or substantially all of its net assets in the Fund, but the Trust and shareholders will be indirectly subject to the management fee and incentive fee. Pursuant to the Fund’s Advisory Agreement, and in consideration of the advisory services provided by the Advisor to the Fund, the Advisor will be entitled to a fee consisting of two components — the management fee (“Management Fee”) and the incentive fee (“Incentive Fee”). The Management Fee will be calculated and payable quarterly in arrears at the annual rate of 2.0% of the Fund’s average gross assets, excluding cash and cash equivalents, at the end of the two most recently completed calendar quarters (and, in the case of the Fund’s first quarter, the gross assets excluding cash and cash equivalents as of such quarter- end). The Incentive Fee will be calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, measured quarterly and expressed as a rate of return on the Fund’s “adjusted capital” at the beginning of the most recently completed quarter, equal to 1.75% per quarter (7.00% annualized), subject to a “catch-up” feature. See Note 4 to the financial statements of the Fund attached hereto for a detailed description of the incentive fees payable by the Fund to the Advisor.

9

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

The Advisor and Co-Advisor are to each be reimbursed by the Trust, as applicable, for actual costs incurred in connection with providing administrative services to the Trust. Allocation of the cost of such services to the Trust may be based on objective factors such as total assets, revenues and/or time allocations. The Fund’s co-advisory agreement (the “Co-Advisory Agreement”) provides that the Co-Advisor will receive a portion of the Management Fee and Incentive Fee payable to the Advisor under the Fund’s Advisory Agreement (the “Fund Advisory Agreement”). On an annualized basis, the Advisor will pay to the Co-Advisor a co-advisory fee at a rate up to 50.0% of all fees payable to the Advisor under the Fund Advisory Agreement with respect to each year, which fees are payable to the Advisor quarterly in arrears.

Selling Commissions and Dealer Manager Fees

Pursuant to a dealer manager agreement (the “Dealer Manager Agreement”) between the Trust and the Dealer Manager, an affiliate of the Advisor, an investor will pay the Dealer Manager:

(i)	selling commissions up to 6.0% and dealer manager fees up to 2.0% of the selling price of the Class A shares for which a sale is completed,
(ii)	dealer manager fees up to 2.0% of the selling price of Class D shares for which a sales is completed, but no selling commissions, and
(iii)	no selling commissions or dealer manager fees for the purchase of Class I shares.

Under the DRP no selling commissions or dealer manager fees are payable. The selling commissions and dealer manager fees may be reduced or waived in connection with certain categories of sales, such as sales eligible for a volume discount, sales through investment advisers or banks acting as trustees or fiduciaries, and sales to affiliates. For the period from May 6, 2016 (commencement of operations) through June 30, 2016, no selling commissions and dealer manager fees were paid to the Dealer Manager because there were no shares sold to the public during this period.

Distribution Support Agreement

Pursuant to a distribution support agreement (the “Distribution Support Agreement”) between the Fund and NorthStar Realty, a publicly-traded real estate investment trust (“REIT”) managed by an affiliate of the Advisor, NorthStar Realty or an affiliate has agreed to purchase up to $10.0 million in Fund shares at the current NAV per Fund share, of which $2.0 million was contributed to the Fund as seed capital investment. During any calendar month when the Distribution Support Agreement is effective, if the cash distributions exceed the net investment income for such calendar month (“Distribution Shortfall”), NorthStar Realty will purchase shares required in order to cover the Distribution Shortfall up to an amount equal to a 7.0% cumulative, non-compounded annual return on the Fund’s shareholders’ invested capital prorated for such month.

Notwithstanding NorthStar Realty’s obligations pursuant to the Distribution Support Agreement, the Fund will not be required to pay distributions to the Fund shareholders, including the Trust, at a rate of 7.0% per annum or at all. Distributions funded from offering proceeds pursuant to the Distribution Support Agreement may constitute a return of capital. The Distribution Support Agreement expires at the earlier of: a) two years from the date on which the Trust commences the offering; or b) the date upon which neither the Advisor nor its affiliate is serving as the Fund’s Advisor. For the period from May 6, 2016 (commencement of operations) through June 30, 2016, there was no distribution support provided by NorthStar Realty.

Capital Contribution by NSAM FV Holdings, LLC (“NSAM”)

On March 31, 2016, NSAM, an affiliate of NorthStar, contributed $100,000 to purchase 11,001 common shares of Class A of the Trust at a price of $9.09 per share. The related dealer manager fees and selling commissions were waived.

10

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

5.	Distribution

For the period from May 6, 2016 (commencement of operations) through June 30, 2016, distributions were neither declared nor paid.

6.	Financial Highlights

The following is a schedule of financial highlights for the period from May 6, 2016 (commencement of operations) through June 30, 2016:

For the period from May 6, 2016 (commencement of operations) through June 30, 2016
(Unaudited)
Per Share Data:
Net asset value, beginning of period	$9.09
Net investment income (loss)(1)	(0.36)
Net decrease in net assets resulting from operations	(0.36)
Net asset value, end of period	$8.73
Shares outstanding, end of period	11,001
Total return at net asset value(2)(3)	(4.0)%

Ratio/Supplemental Data:
Net assets, end of period	$96,075
Ratio of net investment income (loss) to average net assets(4)	(26.0)%
Ratio of total expenses to average net assets(4)	26.0%
Portfolio turnover rate (3)	Not applicable

(1)	The per share data was derived by using the average number of common shares outstanding during the period from May 6, 2016 (commencement of operations) through June 30, 2016.
(2)	The total return is historical and is calculated by determining the percentage change in net asset value.
(3)	Not annualized.
(4)	Annualized. Average daily net assets for the period from May 6, 2016 (commencement of operations) through June 30, 2016 are used for this calculation.

7.	Commitments and Contingencies

In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under the arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

8.	Subsequent Events

The management of the Trust has evaluated events and transactions through August 19, 2016, the date on which the financial statements were issued, and has determined that there are no material events that would require adjustments to or disclosure in the Trust’s financial statements.

11

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND

Supplemental Information (UNAUDITED)

June 30, 2016

Board Consideration and Approval of the Advisory Agreements, the Co-Advisory Agreements and the REIT Subsidiary Agreements

At an in-person combined meeting of the Boards of Trustees (the “Board”) of NorthStar Real Estate Capital Income Master Fund (the "Master Fund"), NorthStar Real Estate Capital Income Fund, and NorthStar Real Estate Capital Income Fund-T (each a “Fund” and, collectively with the Master Fund, the “Funds”) held on March 3, 2016, the Board, including all of the trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Funds (the “Independent Trustees”), considered the approval of (i) each Fund’s investment advisory agreement (the “Advisory Agreements”) between each Fund and NSAM B-RECF Ltd. (the “Advisor”), (ii) each Fund’s investment co-advisory agreement (the “Co-Advisory Agreements”) by and among each Fund, the Advisor and NSAM US-RECF, LLC (the “Co-Advisor”), (iii) the investment advisory agreement of NS Capital Income Master Fund REIT, Inc. (the "REIT Subsidiary") between the REIT Subsidiary and the Advisor (the "REIT Subsidiary Advisory Agreement") and (iv) the REIT Subsidiary's investment co-advisory agreement by and among the REIT Subsidiary, the Advisor and the Co-Advisor (the "REIT Subsidiary Co-Advisory Agreement" and together with the REIT Subsidiary Advisory Agreement, the "REIT Subsidiary Agreements").

In its consideration of the Advisory Agreements, the Co-Advisory Agreements and the REIT Subsidiary Agreements, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, scope and quality of the services to be provided by the Advisor and the Sub-Advisor to each Fund and the REIT Subsidiary, including any administrative or other services. The Board considered a presentation regarding the Master Fund’s investment strategies. The Board discussed the nature of the Advisor’s and the Sub-Advisor’s operations, the quality of the Advisor’s and the Sub-Advisor’s compliance infrastructures and reviewed and considered the qualifications and the experience of their respective fund management personnel, which for each of the Advisor and the Co-Advisor will be made available pursuant to staffing agreements with affiliates of NorthStar Asset Management Group Inc. The Board concluded that the Advisor and the Co-Advisor have the ability to provide a level of service consistent with the Board’s expectations and determined that their fund management personnel is well qualified by education and/or training and experience to perform the services in an efficient and professional manner.

Performance. With respect to performance, the Board discussed the fact that each of the Advisor and the Co-Advisor is a newly-formed company and had no data to provide with respect to closed-end funds managed. However, the Board discussed the background and experience of the Advisor's and the Co-Advisor's proposed portfolio managers for the Funds and the Advisor's and Co-Advisor's investment selection and due diligence process. The Board also discussed the targeted performance of the Funds. The Board concluded that, based on the experience of the proposed portfolio managers for the Funds, including their extensive backgrounds in the real estate industry, the Advisor and the Co-Advisor each has a reasonable expectation of delivering acceptable performance to shareholders.

Fees and Expenses. The Board engaged in a lengthy discussion with the Advisor and Co-Advisor regarding the proposed fee arrangement for the Master Fund, including a discussion regarding both the Management Fee and the Incentive Fee. The Board considered that, on an annualized basis, the Co-Advisor would be paid up to 50.0% of all fees payable annually to the Advisor under the Master Fund's Advisory Agreement. In addition, the Board discussed the process by which the Advisor, the Co-Advisor or their affiliates

12

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND

Supplemental Information (UNAUDITED)

June 30, 2016

will be reimbursed for certain expenses incurred in connection with providing services to the Funds, including certain administrative services, as stipulated in the Advisory Agreements and the Co-Advisory Agreements, as appropriate. The Board noted that neither the Advisor nor the Co-Advisor would receive a fee for managing the REIT Subsidiary pursuant to the REIT Subsidiary Agreements as long as the REIT Subsidiary remains a "wholly owned subsidiary", as defined in the 1940 Act, of the Master Fund. The Board also considered comparative data with respect to advisory fees or similar expenses paid by other non-traded closed-end funds with similar investment objectives.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Master Fund. It was the consensus of the Board that based on the anticipated size of the Master Fund for the initial two years of the Advisory Agreements, Co-Advisory Agreements and REIT Subsidiary Agreements, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits to be realized by the Advisor and the Co-Advisor in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. The Board noted that any projection of profits is speculative. The Board also considered the expected impact of the Agreements to Limit Reimbursements to the Advisor. It was noted that, pursuant to a separate Agreement to Limit Reimbursements to the Advisor with each of the Funds, the Advisor contractually agreed that each Fund would only bear up to 1.0% of the organization and offering expenses, with any organization and offering expenses beyond that limitation to be absorbed by the Advisor. The Board concluded that each of the Advisor’s and the Co-Advisor’s expected level of profitability from their respective relationships with the Funds was not expected to be excessive in light of the advisory, administrative and other services to be provided to the Funds.

Other Benefits. The Board also considered other benefits received by the Advisor and the Co-Advisor and their affiliates as a result of their proposed relationships with the Funds. The Board discussed the proposed engagement of NorthStar Securities, LLC, an affiliate of the Advisor and the Co-Advisor, as the dealer manager for the public offerings of NorthStar Real Estate Capital Income Fund and NorthStar Real Estate Capital Income Fund-T pursuant to the proposed dealer manager agreements (the "Dealer Manager Agreements"). The Board reviewed the proposed compensation payable under the Dealer Manager Agreements for providing these services. The Board also reviewed the proposed distribution and shareholder servicing plan for NorthStar Real Estate Capital Income Fund-T and the proposed fees payable thereunder. The Board determined that they did not regard these other benefits as excessive.

Conclusion. The Board approved each of the Advisory Agreements, each of the Co-Advisory Agreements and each of the REIT Subsidiary Agreements for an initial two-year term. The Board’s decision to approve each Advisory Agreement, each Co-Advisory Agreement and each REIT Subsidiary Agreement reflects the exercise of its business judgment to enter into such agreements.

13

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND

Supplemental Information (UNAUDITED)

June 30, 2016

Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

The Trust has not had any changes in or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.

Form N-Q Filings

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE, Washington, DC 20549. Shareholders may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to vote proxies relating to portfolio securities is available without charge upon request by calling collect at (212) 547-2600, toll-free 877-940-8777, or on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 877-940-8777, or on the SEC’s website at http://www.sec.gov. Shareholders may obtain a copy of the Trust’s proxy voting policies and procedures upon request and without charge by calling the Trust or on the SEC’s website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Trust voted proxies relating to the Trust’s portfolio securities during the most recent twelve-month period ended June 30 is available upon request without charge by making a written request to the Trust’s Chief Compliance Officer at NorthStar Real Estate Capital Income Fund, 399 Park Avenue, New York, New York 10022, Attn: Chief Compliance Officer, by calling the Trust toll free at 877-940-8777 or on the SEC’s website at http://www.sec.gov.

14

Corporate Directory Board of Trustees Interested Trustee Daniel R. Gilbert Chairman of the Board, Chief Executive Officer & President Chief Investment & Operating Officer of NorthStar Asset Management Group, Ltd Independent Trustees Dianne P Hurley Lead Independent Trustee Managing Director of SG Partners Daniel J. Altobello Chairman of Altobello Family LP Gregory A. Samay Chief Investment Officer of Fairfax County Retirement Systems Executive Officers Daniel R. Gilbert Chairman of the Board, Chief Executive Officer & President Frank V. Saracino Chief Financial Officer & Treasurer Ronald J. Lieberman Executive Vice President, General Counsel & Secretary Brett S. Klein Chief Operating Officer Sandra M. Forman Chief Compliance Officer, Associate General Counsel & Assistant Secretary Corporate Headquarters 399 Park Avenue, 18th Floor New York, NY 10022 212.547.2600 NorthStarSecurities.com/CREfund Transfer Agent DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP New York, NY Legal Counsel Clifford Chance US LLP New York, NY Custodian MUFG Union Bank, N. A. 350 California Street, Suite 2018 San Francisco, CA 94104 Dealer Manager Northstar Securities, LLC 5299 DTC Boulevard, Suite 900 Greenwood Village, CO 80111

NorthStar Real Estate Capital Income Fund 399 Park Avenue, 18th Floor New York, NY 10022 877.940.8777 Tel 303.648.5142 Fax NorthStarSecurities.com/CREfund

2016 Semi-Annual Report NorthStar Real Estate Capital Income Master Fund For the period from May 6, 2016 (commencement of operations) through June 30, 2016

Table of Contents

NorthStar Real Estate Capital Income Master Fund

Semi-Annual Report for the period from May 6, 2016 (commencement of operations) through June 30, 2016:

NorthStar Real Estate Capital Income Master Fund

Unaudited Schedule of Investment

As of June 30, 2016

Real Estate Investment Trust ("REIT") - 0.0%

Description	Shares	Cost	Fair Value
NS Capital Income Master Fund REIT, Inc.	100	$100	$-
Other assets in excess of liabilities			1,874,065
Net assets			$1,874,065

See notes to financial statements

1

NorthStar Real Estate Capital Income Master Fund

Unaudited Statement of Assets and Liabilities

June 30, 2016
Assets
Cash	$2,000,067
Affiliated investment, at fair value (Cost $100) (Note 6)	-
Total assets	2,000,067

Liabilities
Administrative services expense payable	17,362
Trustees fee payable	79,432
Professional fee payable	25,404
Accrued expense and other liabilities	3,804
Total liabilities	126,002
Net assets	$1,874,065

Commitments and contingencies (Note 8)

Composition of net assets
Common shares, $0.001 par value per share, unlimited shares authorized, 222,233 shares issued and outstanding	$222
Paid-in-capital in excess of par value	1,999,878
Accumulated net investment income (loss)	(125,935)
Net unrealized appreciation (depreciation) on investment	(100)
Net assets	$1,874,065

Net asset value per common share, at period end	$8.43

See notes to financial statements

2

NorthStar Real Estate Capital Income Master Fund

Unaudited Statement of Operations

For the period from
May 6, 2016* through
June 30, 2016
Investment Income
Interest income	$67
Total investment income	67

Expenses
Administrative services expense	17,362
Trustees fee	79,432
Professional fees	25,404
Other expenses	3,804
Total expenses	126,002
Net investment income (loss)	(125,935)

Realized and Unrealized Gain (Loss):
Net change in unrealized appreciation (depreciation) on investment	(100)
Total net realized and unrealized gain (loss) on investment	(100)
Net increase (decrease) in net assets resulting from operations	$(126,035)

*	Commencement of operations

See notes to financial statements

3

NorthStar Real Estate Capital Income Master Fund

Unaudited Statement of Changes in Net Assets

For the period from
May 6, 2016* through
June 30, 2016
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(125,935)
Net change in unrealized appreciation (depreciation) on investment	(100)
Net increase (decrease) in net assets resulting from operations	(126,035)

Capital Transactions
Issuance of common shares (222,233 shares) (Note 4)	2,000,100
Net increase in net assets resulting from capital transactions	2,000,100
Total increase (decrease) in net assets	1,874,065
Net assets at beginning of period	-
Net assets at end of period	$1,874,065
Accumulated net investment income (loss)	$(125,935)

*	Commencement of operations

See notes to financial statements

4

NorthStar Real Estate Capital Income Master Fund

Unaudited Statement of Cash Flows

For the period from
May 6, 2016* through
June 30, 2016
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(126,035)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchase of investment	(100)
Net change in unrealized (appreciation) depreciation on investment	100

Increase (decrease) in operating assets and liabilities:
Increase (decrease) in administrative services expense payable	17,362
Increase (decrease) in trustees fee payable	79,432
Increase (decrease) in professional fees payable	25,404
Increase (decrease) in accrued expense and other liabilities	3,804
Net cash provided by (used in) operating activities	(33)

Cash flows from financing activities
Issuance of common shares (Note 4)	2,000,100
Net cash provided by (used in) financing activities	2,000,100
Net increase (decrease) in cash	2,000,067
Cash, beginning of period	-
Cash, end of period	$2,000,067

*	Commencement of operations

See notes to financial statements

5

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

1.	Business and Organization

NorthStar Real Estate Capital Income Master Fund (the “Fund”) was organized as a Delaware statutory trust on October 2, 2015. The Fund’s primary investment objectives are to generate attractive and consistent income through cash distributions and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation.

The Fund commenced operations on May 6, 2016, when the registration statements of NorthStar Real Estate Capital Income Fund (the “Multi-Class Fund”) and NorthStar Real Estate Capital Income Fund-T (“T- Fund”) (collectively, the “Trusts”), whose principal investment strategy is identical to the Fund, were declared effective by the Securities and Exchange Commission (the “SEC”).

The Fund is externally managed by NSAM B-RECF Ltd, (the “Advisor”) and NSAM US-RECF LLC (the “Co- Advisor” and collectively, the “Advisors”) which are registered investment advisers under the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). The Advisor oversees the management of the Fund’s activities, including investment strategies, investment goals, asset allocation, leverage limitations, reporting requirements and other guidelines in addition to the general monitoring of the Fund’s portfolios. The Advisor also provides asset management and other administrative services. The Co-Advisor will assist the Advisor with the day-to-day activities and the sourcing, management and monitoring of investments for the Fund’s portfolios, subject to the oversight of the Advisor. The Co-Advisor will also furnish the Fund with office facilities and equipment, and will assist the Advisor with the provisions of clerical and other administrative services, including marketing, investor relations and certain accounting services and maintenance of certain books and records on behalf of the Fund. In addition, the Co-Advisor will perform the calculation and publication of the Fund’s net asset value (“NAV”). The Advisor and Co-Advisor are affiliates of NorthStar Asset Management Group Inc. (“NorthStar”).

In June 2016, NorthStar announced that it entered into a definitive merger agreement with NorthStar Realty Finance Corp. (“NorthStar Realty”) and Colony Capital, Inc. (“Colony”), providing for the combination of NorthStar, NorthStar Realty and Colony into a wholly-owned subsidiary of NorthStar, as the surviving publicly-traded company for the combined organization that, upon and following the effective time of the mergers, will be named Colony NorthStar, Inc. (“Colony NorthStar”). As a result of the mergers, Colony NorthStar will be an internally-managed equity real estate investment trust (“REIT”), with a diversified real estate and investment management platform. In addition, following the mergers, the Advisor, Co-Advisor and NorthStar Securities, LLC, the Trusts’ dealer manager, will be subsidiaries of Colony NorthStar. This transaction is expected to close in January 2017, subject to customary closing conditions, including regulatory approvals, and approval by the NorthStar, NorthStar Realty and Colony’s respective shareholders. There is no guarantee this transaction will close on the contemplated terms or within the anticipated timeframe, or at all.

The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non- diversified, closed-end management investment company that intends to elect to be treated for federal income tax purposes, and intends to qualify annually thereafter, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

2.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited financial statements of the Fund have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information. Accordingly, the accompanying unaudited financial statements do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement have been included. Operating results for the period

6

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

from May 6, 2016 (commencement of operations) to June 30, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Use of Estimates

The preparation of the Fund’s unaudited financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that could affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Cash

Cash as of June 30, 2016 represents cash held at MUFG Union Bank, N.A. in a bank deposit account that, at times, may exceed federally insured limits.

Valuation of Portfolio Investments

The Fund determines the fair value of its investment portfolio bi-monthly. The Fund will calculate the NAV of its common shares of beneficial interest, by subtracting total liabilities (including accrued expenses or distributions) from the total assets of the Fund (the value of securities, plus cash or other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund. The Fund’s assets and liabilities are valued in accordance with the principles set forth below.

The Fund’s board of trustees (the “Board”) has approved the Fund’s Valuation Policies and Procedures (the “Valuation Policies and Procedures”) as of March 3, 2016 and the formation of a valuation committee (the “Valuation Committee”) that consists of personnel from the Advisor and Co-Advisor whose membership on the Valuation Committee was approved by the Board. The Valuation Committee values the Fund’s assets in good faith pursuant to the Valuation Policies and Procedures and applies a consistent valuation process, which was developed and approved by the Board. Portfolio securities and other assets for which market quotes are readily available will be valued at market value as provided by an independent pricing source. In circumstances where market quotes are not readily available, the Board has adopted the Valuation Policies and Procedures for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Valuation Committee. On a quarterly basis, the audit committee of the Board reviews the valuation determination made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s Valuation Policies and Procedures. The Board reviews and ratifies such value determinations.

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosure, (“ASC Topic 820”), issued by the FASB clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

When determining the fair value of an asset or liability, the Valuation Committee seeks to determine the price that would be received from the sale of the asset or paid to transfer a liability in an orderly transaction between market

7

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

participants at the measurement date, in accordance with ASC Topic 820. Fair value determinations are based upon all available inputs that the Valuation Committee deems relevant, which may include indicative dealer quotes, independent third party pricing vendors, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third party valuation services. However, determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Fund’s financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s financial statements.

The Fund expects that its portfolio will primarily consist of investments that are not actively traded in the market and for which quotation may not be available. For purposes of calculating NAV, the Valuation Committee will use the following valuation methods:

Investments where a market price is readily available:

Generally, the value of any equity interests in public companies for which market quotations are readily available will be based upon the most recent closing public market price. Securities that carry certain restrictions on sale will typically be valued at a discount from the market value of the security. Loans or investments traded over the counter and not listed on an exchange are valued at a price obtained from third-party pricing services, including, where appropriate, multiple broker dealers, as determined by the Valuation Committee.

Investments where a market price is not readily available:

For investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund will value such investments at fair value as determined in good faith by the Fund’s Board, with assistance from the Valuation Committee, in accordance with the Fund’s Valuation Policies and Procedures.

In making its determination of fair value, the Valuation Committee may retain and rely upon valuations obtained from independent valuation firms; provided that the Valuation Committee shall not be required to determine fair value in accordance with the valuation provided by any single source, and the Valuation Committee shall retain the discretion to use any relevant data, including information obtained from any independent third-party valuation or pricing service, that the Valuation Committee deems to be reliable in determining fair value under the circumstances.

In addition to the foregoing, on a quarterly basis, an independent valuation firm will evaluate certain investments for which a market price is not readily available at the Valuation Committee’s discretion. Finally, unless the NAV and other aspects of such investments exceed certain thresholds, an independent valuation firm would not undertake such an evaluation.

Revenue Recognition

Security transactions will be accounted for on their trade date. For commercial real estate (“CRE”) related debt investments, including first mortgage loans, subordinate mortgage and mezzanine loans, participations in such loans and interest income on such investments is recognized on an accrual basis and any related premium, discount, origination costs and fees are amortized over the life of the investment using the effective interest method. The amortization is reflected as an adjustment to interest income in the statement of operations. For CRE related securities which include commercial mortgage-back securities (“CMBS”), unsecured debt of publicly- traded REITs, interest income on such investments is recognized using the effective interest method with any premium or discount amortized or accreted through earnings based on expected cash flow through the expected maturity date of the security. Changes to expected cash flow may result in a change to the yield which is then applied retrospectively for high-credit quality securities that cannot be prepaid or otherwise settled in such a way that the holder would not recover substantially all of

8

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

the investment or prospectively for all other securities to recognize interest income. The Fund will record dividend income on the ex-dividend date. The Fund will not accrue interest or dividends on loans and securities as a receivable if there is reason to doubt the collectability of such income. Loan origination fees, original issue discount, and market discount (market premium) will be capitalized and such amounts will be accreted (amortized) as interest income (interest expense) over the respective term of the loan or security. Upon the prepayment of a loan or security, any unamortized loan origination fees and original issuance discount will be recorded as interest income. The Fund will record prepayment premiums on loans and securities as interest income when it receives such amounts.

Net Realized Gains or Losses and Net Change in Unrealized Appreciation or Depreciation

Gains or losses on the sale of investments will be calculated by using the specific identification method. The Fund will measure realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment including any unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period.

Organization and Offering Costs

Organization costs include, among other things, the cost of formation, including the cost of legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred. Offering costs include, among other things, legal, accounting, printing and other costs pertaining to the preparation of the Fund’s Registration Statement on Form N-2 related to the public offering of its common shares.

Pursuant to the Fund’s advisory agreement (“Advisory Agreement”), the Advisor and its affiliates are entitled to receive reimbursement for costs each has paid on behalf of the Fund in connection with the offering. The Fund will be obligated to reimburse the Advisor and its affiliates, as applicable, for organization and offering costs (“O&O Costs”) to a limit of 1.0% of the aggregate proceeds from the offering. The Fund estimates that the O&O Costs of the Fund will be de minimis as Fund shares are not being offered directly to the public. The Fund records O&O Costs each period based upon an allocation determined by the expectation of total O&O Costs to be reimbursed. The offering costs incurred directly by the Fund are accounted for as a deferred charge and are amortized over 12 months on a straight-line basis. As of June 30, 2016, the Advisor incurred approximately $149,000 of O&O Costs on behalf of the Fund. For the period from May 6, 2016 (commencement of operations) through June 30, 2016, there were no proceeds raised from the offering and no O&O Costs were allocated to the Fund.

Income Taxes

The Fund intends to elect to be treated for federal income tax purposes as a RIC under Subchapter M of the Code. To maintain qualification as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to their respective shareholders, for each taxable year, at least 90% of its “investment company taxable income” and its net tax-exempt interest income. In general, a RIC’s “investment company taxable income” for any taxable year is its taxable income, determined without regard to net capital gains and with certain other adjustments. As a RIC, the Fund will not have to pay corporate-level federal income taxes on any income that it distributes to its shareholders. The Fund intends to distribute all or substantially all of its “investment company taxable income,” net tax-exempt interest income (if any) and net capital gains (if any) on an annual basis in order to maintain its RIC status each year and to avoid any federal income taxes on income. The Fund will also be subject to nondeductible federal excise taxes if it does not distribute at least 98% of net ordinary income and 98.2% of any capital gain net income (if any).

9

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

Uncertainty in Income Taxes

The Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained, assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the period from May 6, 2016 (commencement of operations) through June 30, 2016, the Fund did not incur any interest or penalties.

Distributions

Distributions to the Fund’s shareholders are recorded as of the record date. Subject to the discretion of the Fund’s Board and applicable legal restrictions, the Fund intends to authorize and declare ordinary cash distributions on a bi-monthly basis and pay such distributions on a monthly basis. From time to time, the Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any, and any other income, gains and dividends and other distributions not previously distributed. During the period from May 6, 2016 (commencement of operations) through June 30, 2016, distributions were neither declared nor paid.

New Accounting Standards

Management does not believe any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.

3.	Share Transactions

In March 2016, an affiliate of NorthStar Realty purchased shares of the Fund. Refer to Note 4 for further detail.

The Fund will repurchase common shares held by the Multi-Class Fund and T-Fund to the extent necessary to accommodate repurchase request under each Trusts’ share repurchase program. During the period from May 6, 2016 (commencement of operations) through June 30, 2016, the Fund did not repurchase any of its common shares in connection with the Trusts’ share repurchase programs.

4.	Related Party Transactions

Compensation of the Advisor and Co-Advisor

Pursuant to the Fund’s Advisory Agreement, and in consideration of the advisory services provided by the Advisor to the Fund, the Advisor is entitled to a fee consisting of two components — the management fee (“Management Fee”) and the incentive fee (“Incentive Fee”).

The Trusts will not incur a separate Management Fee or Incentive Fee under the Trusts’ Advisory Agreements for so long as the Trusts have a policy to invest all or substantially all of their net assets in the Fund, but the Trusts and shareholders will be indirectly subject to the Management Fee and Incentive Fee incurred by the Fund.

The Advisor and Co-Advisor are to each be reimbursed by the Fund, as applicable, for actual costs incurred in connection with providing administrative services to the Fund. Allocation of the cost of such services to the Fund may be based on objective factors such as total assets, revenues and/or time allocations.

10

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

Management Fee

The Management Fee is calculated and payable quarterly in arrears at the annual rate of 2.0% of the Fund’s average gross assets, excluding cash and cash equivalents, at the end of the two most recently completed calendar quarters (and, in the case of the Fund’s first quarter, the gross assets excluding cash and cash equivalents as of such quarter-end). The Management Fee may or may not be taken in whole or in part at the discretion of the Advisor. All or any part of the Management Fee not taken as to any quarter will be deferred without interest and may be taken in any such other quarter as the Advisor may determine. The Management Fee for any partial quarter will be appropriately prorated. The Fund’s co-advisory agreement (the “Co-Advisory Agreement”) provides that the Co-Advisor will receive a portion of the Management Fee and Incentive Fee payable to the Advisor under the Fund’s advisory agreement (the “Advisory Agreement”). On an annualized basis, the Advisor will pay to the Co-Advisor a co-advisory fee at a rate up to 50.0% of all fees payable to the Advisor under the Fund’s Advisory Agreement with respect to each year, payable to the Co-Advisor quarterly in arrears. For the period from May 6, 2016 (commencement of operations) through June 30, 2016, no management fee was incurred.

Incentive Fee

The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and will be subject to a hurdle rate, measured quarterly and expressed as a rate of return on the Fund’s “adjusted capital” at the beginning of the most recently completed quarter, equal to 1.75% per quarter (7.00% annualized), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the Management Fee, expenses reimbursed to the Advisor under the Fund’s Advisory Agreement and any interest expense and distributions paid on any issued and outstanding preferred shares, but excluding the offering and organization expenses and the Incentive Fee). Pre-incentive fee net investment income will include, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with payment-in-kind (“PIK”) interest and zero coupon securities), accrued income that the Fund has not yet received in cash. Pre-incentive fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. “Adjusted capital” means the cumulative gross proceeds received by the Fund from the sale of Fund shares (including pursuant to the Fund’s distribution reinvestment plan), reduced by distributions to investors that represent a return of capital and amounts paid in connection with repurchases of Fund shares pursuant to the Fund’s share repurchase program. The calculation of the Incentive Fee for each quarter will be as follows:

•	No Incentive Fee will be payable in any calendar quarter in which the Fund’s pre-incentive fee net investment income does not exceed the quarterly hurdle rate of 1.75%;

•	100.0% of the Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 2.1875% in any calendar quarter (8.75% annualized) will be payable to the Advisor. This portion of the Fund’s pre-incentive fee net investment income which exceeds the hurdle rate but is less than or equal to 2.1875% is referred to as the “catch-up.” The “catch-up” provision is intended to provide the Advisor with an incentive fee of 20.0% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 2.1875% in any calendar quarter; and

•	20.0% of the Fund’s pre-incentive fee net investment income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to the Advisor once the hurdle rate is reached and the catch-up is achieved (20.0% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to the Advisor).

11

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

For the period from May 6, 2016 (commencement of operations) through June 30, 2016, no incentive fee was incurred.

Distribution Support Agreement

Pursuant to a distribution support agreement (the “Distribution Support Agreement”) between the Fund and NorthStar Realty, a publicly-traded REIT managed by an affiliate of the Advisor, NorthStar Realty or an affiliate has agreed to purchase up to $10.0 million in Fund shares, at the current NAV per Fund share, of which $2.0 million was contributed to the Fund as seed capital investments. During any month when the Distribution Support Agreement is effective, if the cash distributions exceed the net investment income for such month (“Distribution Shortfall”), NorthStar Realty will purchase shares required in order to cover the Distribution Shortfall up to an amount equal to a 7.0% cumulative, non-compounded annual return on the Fund’s shareholders’ invested capital prorated for such month.

Notwithstanding NorthStar Realty’s obligations pursuant to the Distribution Support Agreement, the Fund will not be required to pay distributions to the Fund shareholders, including the Trusts, at a rate of 7.0% per annum or at all. Distributions funded from offering proceeds pursuant to the Distribution Support Agreement may constitute a return of capital. The Distribution Support Agreement expires at the earlier of: a) two years from the date on which the Trust, or another investment company registered under the 1940 Act which has a principal investment strategy of investing substantially all of its assets in the Fund, first commences an offering; or b) the date upon which neither the Advisor nor its affiliate is serving as the Fund’s Advisor. For the period from May 6, 2016 (commencement of operations) through June 30, 2016, there was no distribution support provided by NorthStar Realty.

Capital Contribution by NorthStar Realty Finance Limited Partnership (“NRFLP”)

On March 31, 2016, NRFLP, an affiliate of NorthStar Realty, contributed $2,000,100 to purchase 222,233 common shares of the Fund at $9.00 per share.

5.	Distribution

For the period from May 6, 2016 (commencement of operations) through June 30, 2016, distributions were neither declared nor paid.

6.	Investment in NS Capital Income Master Fund REIT, Inc. ( the “REIT Subsidiary”)

On March 31, 2016, the Fund invested $100 in the REIT Subsidiary to fund its initial capitalization. The REIT Subsidiary was formed on February 3, 2016 as a Maryland corporation and intends to qualify as a REIT. The REIT Subsidiary, an affiliate of NorthStar Realty, intends to invest, through wholly owned special purpose vehicles, in certain direct and indirect equity investments in CRE properties and it may also invest in CRE debt and securities. As of June 30, 2016, the REIT Subsidiary is a Level 3 investment in accordance with ASC 820 and was valued at $0 as a result of the accrual of certain operating expenses for the period May 6, 2016 (commencement of operations) through June 30, 2016.

12

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

7.	Financial Highlights

The following is a schedule of financial highlights:

For the period from May 6, 2016 (commencement of operations) through June 30, 2016
(Unaudited)
Per Share Data:
Net asset value, beginning of period	$9.00
Net investment income (loss)(1)	(0.57)
Net decrease in net assets resulting from operations	(0.57)
Net asset value, end of period	$8.43
Shares outstanding, end of period	222,233
Total return at net asset value(2)(3)	(6.3)%

Ratio/Supplemental Data:
Net assets, end of period	$1,874,065
Ratio of net investment income (loss) to average net assets(4)	(42.4)%
Ratio of total expenses to average net assets(4)	42.5%
Portfolio turnover rate	Not applicable

(1)	The per share data was derived by using the average number of common shares outstanding during the period from May 6, 2016 (commencement of operations) through June 30, 2016.
(2)	Total return is historical and is calculated by determining the percentage change in net asset value.
(3)	Not annualized.
(4)	Annualized. Average daily net assets for the period from May 6, 2016 (commencement of operations) through June 30, 2016 are used for this calculation.

8.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under the arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

9.	Subsequent Events

The management of the Fund has evaluated events and transactions through August 19, 2016, the date on which the financial statements were issued, and has determined that there are no material events that would require adjustments to or disclosure in the Fund’s financial statements.

13

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

Supplemental Information (UNAUDITED)

June 30, 2016

Board Consideration and Approval of the Advisory Agreements, the Co-Advisory Agreements and the REIT Subsidiary Agreements

At an in-person combined meeting of the Boards of Trustees (the “Board”) of NorthStar Real Estate Capital Income Master Fund (the "Master Fund"), NorthStar Real Estate Capital Income Fund, and NorthStar Real Estate Capital Income Fund-T (each a “Fund” and, collectively with the Master Fund, the “Funds”) held on March 3, 2016, the Board, including all of the trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Funds (the “Independent Trustees”), considered the approval of (i) each Fund’s investment advisory agreement (the “Advisory Agreements”) between each Fund and NSAM B-RECF Ltd. (the “Advisor”), (ii) each Fund’s investment co-advisory agreement (the “Co-Advisory Agreements”) by and among each Fund, the Advisor and NSAM US-RECF, LLC (the “Co-Advisor”), (iii) the investment advisory agreement of NS Capital Income Master Fund REIT, Inc. (the "REIT Subsidiary") between the REIT Subsidiary and the Advisor (the "REIT Subsidiary Advisory Agreement") and (iv) the REIT Subsidiary's investment co-advisory agreement by and among the REIT Subsidiary, the Advisor and the Co-Advisor (the "REIT Subsidiary Co-Advisory Agreement" and together with the REIT Subsidiary Advisory Agreement, the "REIT Subsidiary Agreements").

In its consideration of the Advisory Agreements, the Co-Advisory Agreements and the REIT Subsidiary Agreements, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, scope and quality of the services to be provided by the Advisor and the Sub-Advisor to each Fund and the REIT Subsidiary, including any administrative or other services. The Board considered a presentation regarding the Master Fund’s investment strategies. The Board discussed the nature of the Advisor’s and the Sub-Advisor’s operations, the quality of the Advisor’s and the Sub-Advisor’s compliance infrastructures and reviewed and considered the qualifications and the experience of their respective fund management personnel, which for each of the Advisor and the Co-Advisor will be made available pursuant to staffing agreements with affiliates of NorthStar Asset Management Group Inc. The Board concluded that the Advisor and the Co-Advisor have the ability to provide a level of service consistent with the Board’s expectations and determined that their fund management personnel is well qualified by education and/or training and experience to perform the services in an efficient and professional manner.

Performance. With respect to performance, the Board discussed the fact that each of the Advisor and the Co-Advisor is a newly-formed company and had no data to provide with respect to closed-end funds managed. However, the Board discussed the background and experience of the Advisor's and the Co-Advisor's proposed portfolio managers for the Funds and the Advisor's and Co-Advisor's investment selection and due diligence process. The Board also discussed the targeted performance of the Funds. The Board concluded that, based on the experience of the proposed portfolio managers for the Funds, including their extensive backgrounds in the real estate industry, the Advisor and the Co-Advisor each has a reasonable expectation of delivering acceptable performance to shareholders.

Fees and Expenses. The Board engaged in a lengthy discussion with the Advisor and Co-Advisor regarding the proposed fee arrangement for the Master Fund, including a discussion regarding both the Management Fee and the Incentive Fee. The Board considered that, on an annualized basis, the Co-Advisor would be paid up to 50.0% of all fees payable annually to the Advisor under the Master Fund's Advisory Agreement. In addition, the Board discussed the process by which the Advisor, the Co-Advisor or their affiliates will be reimbursed for certain expenses incurred in connection with providing services to the Funds, including certain administrative services, as stipulated in the Advisory Agreements and the Co-Advisory

14

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

Supplemental Information (UNAUDITED)

June 30, 2016

Agreements, as appropriate. The Board noted that neither the Advisor nor the Co-Advisor would receive a fee for managing the REIT Subsidiary pursuant to the REIT Subsidiary Agreements as long as the REIT Subsidiary remains a "wholly owned subsidiary", as defined in the 1940 Act, of the Master Fund. The Board also considered comparative data with respect to advisory fees or similar expenses paid by other non-traded closed-end funds with similar investment objectives.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Master Fund. It was the consensus of the Board that based on the anticipated size of the Master Fund for the initial two years of the Advisory Agreements, Co-Advisory Agreements and REIT Subsidiary Agreements, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits to be realized by the Advisor and the Co-Advisor in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. The Board noted that any projection of profits is speculative. The Board also considered the expected impact of the Agreements to Limit Reimbursements to the Advisor. It was noted that, pursuant to a separate Agreement to Limit Reimbursements to the Advisor with each of the Funds, the Advisor contractually agreed that each Fund would only bear up to 1.0% of the organization and offering expenses, with any organization and offering expenses beyond that limitation to be absorbed by the Advisor. The Board concluded that each of the Advisor’s and the Co-Advisor’s expected level of profitability from their respective relationships with the Funds was not expected to be excessive in light of the advisory, administrative and other services to be provided to the Funds.

Other Benefits. The Board also considered other benefits received by the Advisor and the Co-Advisor and their affiliates as a result of their proposed relationships with the Funds. The Board discussed the proposed engagement of NorthStar Securities, LLC, an affiliate of the Advisor and the Co-Advisor, as the dealer manager for the public offerings of NorthStar Real Estate Capital Income Fund and NorthStar Real Estate Capital Income Fund-T pursuant to the proposed dealer manager agreements (the "Dealer Manager Agreements"). The Board reviewed the proposed compensation payable under the Dealer Manager Agreements for providing these services. The Board also reviewed the proposed distribution and shareholder servicing plan for NorthStar Real Estate Capital Income Fund-T and the proposed fees payable thereunder. The Board determined that they did not regard these other benefits as excessive.

Conclusion. The Board approved each of the Advisory Agreements, each of the Co-Advisory Agreements and each of the REIT Subsidiary Agreements for an initial two-year term. The Board’s decision to approve each Advisory Agreement, each Co-Advisory Agreement and each REIT Subsidiary Agreement reflects the exercise of its business judgment to enter into such agreements.

15

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

Supplemental Information (UNAUDITED)

June 30, 2016

Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

The Fund has not had any changes in or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.

Form N-Q Filings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE, Washington, DC 20549. Shareholders may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling collect at (212) 547-2600, toll-free 877-940-8777, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 877-940-8777, or on the SEC’s website at http://www.sec.gov. Shareholders may obtain a copy of the Fund’s proxy voting policies and procedures upon request and without charge by calling the Fund or on the SEC’s website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies relating to the Fund’s portfolio securities during the most recent twelve-month period ended June 30 is available upon request without charge by making a written request to the Fund’s Chief Compliance Officer at NorthStar Real Estate Capital Income Master Fund, 399 Park Avenue, New York, New York 10022, Attn: Chief Compliance Officer, by calling the Fund toll free at 877-940-8777 or on the SEC’s website at http://www.sec.gov.

16

Corporate Directory Board of Trustees Interested Trustee Daniel R. Gilbert Chairman of the Board, Chief Executive Officer & President Chief Investment & Operating Officer of NorthStar Asset Management Group, Ltd Independent Trustees Dianne P Hurley Lead Independent Trustee Managing Director of SG Partners Daniel J. Altobello Chairman of Altobello Family LP Gregory A. Samay Chief Investment Officer of Fairfax County Retirement Systems Executive Officers Daniel R. Gilbert Chairman of the Board, Chief Executive Officer & President Frank V. Saracino Chief Financial Officer & Treasurer Ronald J. Lieberman Executive Vice President, General Counsel & Secretary Brett S. Klein Chief Operating Officer Sandra M. Forman Chief Compliance Officer, Associate General Counsel & Assistant Secretary Corporate Headquarters 399 Park Avenue, 18th Floor New York, NY 10022 212.547.2600 NorthStarSecurities.com/CREfund Transfer Agent DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP New York, NY Legal Counsel Clifford Chance US LLP New York, NY Custodian MUFG Union Bank, N. A. 350 California Street, Suite 2018 San Francisco, CA 94104 Dealer Manager Northstar Securities, LLC 5299 DTC Boulevard, Suite 900 Greenwood Village, CO 80111

NorthStar Real Estate Capital Income Master Fund 399 Park Avenue, 18th Floor New York, NY 10022 877.940.8777 Tel 303.648.5142 Fax NorthStarSecurities.com/CREfund

Item 2. Code of Ethics.

Not applicable to this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report on Form N-CSR.

Item 6. Investments.

(a)	Not applicable

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to this semi-annual report on Form N-CSR.

(b)	Not applicable to this semi-annual report on Form N-CSR

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Trust during the period covered by this semi-annual report on Form N-CSR.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which the Trust’s shareholders may recommend nominees to the Trust’s board of trustees during the period covered by this semi-annual report on Form N-CSR.

Item 11. Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this semi-annual report on Form N-CSR and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this semi-annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this semi- annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this semi-annual report on Form N-CSR.

(a)(2)	The certifications of the Trust’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications of the Trust’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthStar Real Estate Capital Income Fund

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
Date: August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
(Principal Executive Officer)
Date: August 19, 2016

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: August 19, 2016